Common Stock	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Common Stock
10.	COMMON STOCK

The Company is authorized to issue an unlimited number of voting, common stock without par value.  In the case of a potential takeover or change of control, shares may be transferred with the consent of a majority of the directors or the shareholders through resolution or by a signed instrument.

The Company has not issued any warrants in 2012, 2011 and 2010.

During the year ended December 31, 2012, the Company issued 66,500,000 shares of common stock for cash of $96,538.  Of the total stock issued, 30,000,000 shares were issued at $0.002 per share and 36,500,000 shares at $0.001 per share.

The Company also issued 2,000,000 shares of common stock during the 2012 fiscal year for services provided by non-employees. These shares were valued at a total of $2,001 based on the closing share price on the date of issuance.

Furthermore, a director of the Company accepted 15,000,000 shares of common stock thereof valued at $25,010 to settle part of the shareholder loan. The conversions incurred on February 10, 2012, and September 20, 2012 with a closing share price of $0.002, and $0.001, respectively.

During the year ended December 31, 2011, the Company issued for cash 19,100,000 shares of common stock.  This stock was issued for approximately $0.01 per share for a total of $130,419.

The Company also issued 1,200,000 shares of common stock during the 2011 fiscal year for services provided by non-employees.  These shares were valued at a total of $24,264 based on the closing share price on the date of issuance.

Furthermore, one of the creditors of the Company converted approximately 60% of their notes payable into 4,729,775 shares of common stock thereof valued at $25,500. The conversions incurred on February 14, 2011, May 5, 2011, and September 1, 2011 with a closing share price of $0.03, $0.011, and $0.0075, respectively.